Schedule of Cost of sales (Details) - Cost of sale [member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
DisclosureCostsAndExpensesByNatureLineItems [Line Items]
Depreciation, depletion and amortization	$ (8,008)	$ (4,950)	$ (13,769)	$ (7,610)
Depreciation, depletion and amortization	(2,782)	(2,165)	(5,344)	(4,404)
Depreciation, depletion and amortization	(4,029)	(2,630)	(8,093)	(4,984)
Employee compensation	(421)	(413)	(813)	(851)
Total	$ (15,240)	$ (10,158)	$ (28,019)	$ (17,849)